UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gotham Asset Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:     CFO
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     New York, NY     May 04, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $406,284 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109 3263.355    62100 SH       SOLE                    62100        0        0
AMERICAN EXPRESS CO            CALL             025816909   105100  2000000 SH  CALL SOLE                        0        0  2000000
AMERICAN EXPRESS CO            CALL             025816909    89335  1700000 SH  CALL SOLE                        0        0  1700000
AMERIPRISE FINL INC            CALL             03076c906    18024   400000 SH  CALL SOLE                        0        0   400000
AMERIPRISE FINL INC            CALL             03076c906  15320.4   340000 SH  CALL SOLE                        0        0   340000
AUTOZONE INC                   COM              053332102 2203.149    22100 SH       SOLE                    22100        0        0
LEAR CORP                      CALL             521865905   1063.8    60000 SH  CALL SOLE                        0        0    60000
LEAR CORP                      CALL             521865905   8333.1   470000 SH  CALL SOLE                        0        0   470000
LIVE NATION INC                COM              538034109   1041.6    52500 SH       SOLE                    52500        0        0
WAL MART STORES INC            COM              931142103 20880.08   442000 SH       SOLE                   442000        0        0
WAL MART STORES INC            CALL             931142903   141720  3000000 SH  CALL SOLE                        0        0  3000000